Investments in Joint Ventures and Associates - Summary of Financial Statements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	£ 392	£ 395
Joint ventures		3
Total	392	398
Associates	43	77
Joint ventures	1	1
Total	£ 44	£ 78	£ 97